TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Tax loss carry-forwards	$ 4,872	$ 5,269
Allowances for doubtful accounts and accruals for employee benefits	101	93
Goodwill	(151)	(204)
Intangible assets	(389)	(339)
Depreciation, accruals for interest and other	724	759
Net deferred tax asset before valuation allowance	5,157	5,578
Valuation allowance	(4,786)	(5,547)
Deferred income taxes, net	371	31
Long-term assets		31
Short-term assets	$ 371